Trade and other current receivables - Summary of Trade and Other Current Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other current receivables [abstract]
Trade receivables	€ 4,544	€ 3,582
Prepayments and accrued income	969	492
Other receivables	1,543	1,348
Trade and other current receivables	€ 7,056	€ 5,422